Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Income (Loss) per Common Share
The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	For the Three Months Ended March 31,
	2023		2022
	Class A	Class F	Class A	Class F
Basic and diluted net (loss) income per common stock:
Numerator:
Allocation of net (loss) income, basic and diluted	$(602,433)	$(501,075)	$5,159,256	$1,289,814
Denominator:
Basic and diluted weighted average common stock outstanding	7,948,405	6,611,111	40,000,000	10,000,000

Basic and diluted net (loss) income per common stock	$(0.08)	$(0.08)	$0.13	$0.13

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	For the Years Ended
	2022		2021
	Class A	Class F	Class A	Class F
Basic and diluted net income per common stock:
Numerator:
Allocation of net income, basic and diluted	$8,345,749	$2,095,639	$14,109,020	$3,813,712
Denominator:
Basic and diluted weighted average common stock outstanding	39,824,375	10,000,000	36,602,740	9,893,836

Basic and diluted net income per common stock	$0.21	$0.21	$0.39	$0.39